Investment Objectives and Goals - Global X Funds - Global X Stablecoin & Tokenization Ecosystem ETF	Apr. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X Stablecoin & Tokenization Ecosystem ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Stablecoin & Tokenization Ecosystem ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Stablecoin & Tokenization Ecosystem Index (the "Underlying Index").